Advances from Customers (Details) - Schedule of advance from customer - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Schedule of Advance From Customer [Abstract]
Advance from customers total	$ 2,213,847	$ 2,251,072
Senior care services [Member]
Schedule of Advance From Customer [Abstract]
Advance from customers total	1,950,352	1,769,289
Housekeeping services [Member]
Schedule of Advance From Customer [Abstract]
Advance from customers total	$ 263,495	$ 481,783